Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [Abstract]
Disclosure of maturity analysis of operating lease payments [Text block]
The total amount of the Company’s obligations with third parties relating to lease operating and services agreements that cannot be terminated is detailed as follows:

Lease operating and services agreements not to be terminated	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Within 1 year	60,241,434	56,054,644
Between 1 and 5 years	58,040,557	54,935,377
Over 5 years	7,351,834	11,824,929
Total	125,633,825	122,814,950

Disclosure of purchase and supplies contracts [Text Block]
The total amount of the Company’s obligations to third parties relating to purchase and supply agreements as of
December 31, 2020
is detailed as follows:

Purchase and supply agreements	Purchase and supply agreements	Purchase and contract related to wine and grape
	ThCh$	ThCh$
Within 1 year	231,628,170	13,762,365
Between 1 and 5 years	826,880,784	8,941,800
Total	1,058,508,954	22,704,165

Disclosure of judgements and claims [Text Block]

Subsidiary	Court	Description	Status	Estimated accrued loss contingency
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$ 15,000
Compañía Industrial Cervecera S.A. (CICSA)	Commercial Court.	Distributor claim for to the termination of distribution agreeent.	Evidentiary stage.	US$ 18,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$ 37,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$ 35,000
Compañía Industrial Cervecera S.A. (CICSA)	Labur Court.	Labor trial.	Evidentiary stage.	US$ 36,000
Compañía Industrial Cervecera S.A. (CICSA)	Tax Court.	Several Tax claims.	Evidentiary stage.	US$ 140,000
Sáenz Briones & Cía. S.A.I.C.	Labur Court.	Labor trial.	Evidentiary stage.	US$ 59,000

Disclosure Of CCC Guarantees Explanatory [Text Block]
The joint venture Central Cervecera de Colombia S.A.S. (CCC) maintains financial debt with local banks in Colombia, guaranteed by the subsidiary CCU Inversiones II Ltda. through stand-by letters issued by Scotiabank Chile and they are within the financing policy framework approved by Board of Directors, according to the following detail:

Institution	Amount	Due date
Banco Colpatria	US$ 27,200,000	June 25, 2021
Banco Colpatria	US$ 4,000,000	July 21, 2021
Banco Colpatria	US$ 13,500,000	August 1, 2021

Disclosure of CICSA guarantees [Text Block]
The indirect associate Bodega San Isidro S.R.L. maintains financial debt with local bank in Peru, which is endorsed by the subsidiary Compañía Pisquera de Chile (CPCh) through a stand-by letter issued by the Banco del Estado de Chile, this is within the financing policy approved by the Board, and is detailed as follow:

Institution	Amount	Due date
Banco Crédito de Perú (BCP)	US $ 2,600,000	December 21, 2021